Information on remuneration	12 Months Ended
Dec. 31, 2017
Disclosure of information on remuneration [Abstract]
Disclosure of information on remuneration [Text block]
Table of Contents

Note 27Information on remuneration

Information on remuneration

Remuneration of the Executive Committee

In 2017, the total remuneration costs relating to the members of the Executive Committee (consisting of 12 members, including the members of the Board of Management) amounted to EUR 25,848,741 (2016: EUR 22,433,827; 2015: EUR 15,098,023) consisting of the elements in the following table.

Philips Group
Remuneration costs of the Executive Committee [1] )
in EUR
2015 - 2017
	2015	2016	2017
Base salary/Base compensation	5,974,928	6,388,667	8,089,063
Annual incentive [2] )	2,705,560	5,746,347	6,345,576
Performance shares [3] )	2,740,004	5,943,782	6,371,297
Stock options [3] )	88,775	-	-
Restricted share rights [3] )	91,339	764,311	885,343
Pension allowances [4] )	2,193,409	1,854,129	1,886,963
Pension scheme costs	209,462	180,077	408,695
Other compensation [5] )	1,094,546	1,556,514	1,861,803
1)The Executive Committee consisted of 12 members as per December 31, 2017 (2016: 12 members; 2015: 8 members)
2)The annual incentives are related to the performance in the year reported which are paid out in the subsequent year
3)Costs of performance shares, stock options and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of stock options at the end of the lock up period and the value of performance shares and restricted share rights at the vesting/release date
4)Pension allowances are gross taxable allowances paid to the Executive Committee members in the Netherlands. These allowances are part of the pension arrangement
5)The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated.

At December 31, 2017, the members of the Executive Committee (including the members of the Board of Management) held 541,400 (2016: 750,631; 2015: 843,461) stock options at a weighted average exercise price of EUR 19.82 (2016: EUR 21.17; 2015: EUR 18.67).

Remuneration of the Board of Management

In 2017, the total remuneration costs relating to the members of the Board of Management amounted to EUR 7,808,117 (2016: EUR 8,904,859; 2015: EUR 6,612,092), see table below. Note that Pieter Nota was succeeded as a member of the Board of Management by Marnix van Ginneken as per November 1, 2017.

Philips Group
Remuneration costs of individual members of the Board of Management in EUR
2015 - 2017
	base compensation/ salary	annual incentive [1] )	perfor mance shares [2] )	stock options [2] )	restricted share rights [2] )	pension allowan ces [3] )	pension scheme costs	other compensation [4] )	total costs
2017
F.A. van Houten	1,205,000	1,270,166	1,975,277	-	4,034	537,621	25,278	84,053	5,101,429
A. Bhattacharya	687,500	553,392	669,396	-	888	210,450	25,278	100,918	2,247,822
P.A.J. Nota [5] )	606,250	429,886	(1,203,992)	-	(188)	236,208	21,065	63,576	152,805
M.J. van Ginneken	91,667	69,168	100,022	-	75	27,796	4,213	13,120	306,061
	2,590,417	2,322,612	1,540,703	-	4,809	1,012,075	75,834	261,667	7,808,117
2016
F.A. van Houten	1,197,500	1,354,227	1,423,538	-	12,041	536,195	24,838	126,703	4,675,042
A. Bhattacharya	650,000	540,072	362,758	-	3,341	201,524	24,838	73,642	1,856,175
P.A.J. Nota	702,500	619,745	683,101	-	9,251	277,649	24,838	56,558	2,373,642
	2,550,000	2,514,044	2,469,397	-	24,633	1,015,368	74,514	256,903	8,904,859
2015
F.A. van Houten	1,168,750	768,920	1,273,940	17,713	28,279	529,387	25,241	78,035	3,890,265
A. Bhattacharya	23,551	11,937	8,968	-	183	7,315	886	998	53,838
R.H. Wirahadiraksa	664,583	239,250	(652,049)	12,045	(37,210)	290,772	24,002	29,477	570,870
P.A.J. Nota	672,500	383,112	605,749	12,045	21,964	270,529	26,302	104,918	2,097,119
	2,529,384	1,403,219	1,236,608	41,803	13,216	1,098,003	76,431	213,428	6,612,092
1) The annual incentives are related to the performance in the year reported which are paid out in the subsequent year. For more details on the annual incentives, see 2017 Annual Incentive
2) Costs of performance shares, stock options and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of stock options at the end of the lock up period and the value of performance shares and restricted share rights at the vesting/release date
3) Pension allowances are gross taxable allowances paid to members of the Board of Management. These allowances are part of the pension arrangement as agreed upon in the services contracts.
4) The stated amounts mainly concern (share of) allowances to members of the Board of Management that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated
5)The performance shares granted in 2015, 2016 and 2017 to Mr. P.A.J. Nota have lapsed per October 31, 2017. The same applies to the premium shares awarded as a result of restricted share right releases in the past.

For further information on remuneration costs, see Remuneration costs.

The tables below give an overview of the performance share plans and the stock option plans of the Company, held by the members of the Board of Management:

Philips Group
Number of performance shares (holdings)
in number of shares
2017
	January 1, 2017	awarded 2017	awarded dividend shares 2017	realized 2017	December 31, 2017	vesting date
F.A. van Houten	65,299	-	-	69,544	-	04.28.2017
	58,636	-	1,476	-	60,112	05.05.2018
	61,336	-	1,544	-	62,880	04.29.2019
	-	73,039	1,839	-	74,878	05.11.2020
A. Bhattacharya	11,830 [1] )	-	-	12,598	-	04.28.2017
	12,476 [1] )	-	314	-	12,790	05.05.2018
	27,571	-	694	-	28,265	04.29.2019
	-	31,822	801	-	32,623	05.11.2020
M.J. van Ginneken	16,267 [1] )	-	-	19,150	-	04.28.2017
	18,714 [1] )	-	471	-	19,185	05.05.2018
	21,697 [1] )	-	546	-	22,243	04.29.2019
	-	18,563 [1] )	467	-	19,030	05.11.2020
Performance shares (holdings)	293,826	123,424	8,152	101,292	332,006
1) Awarded before date of appointment as a member of the Board of Management

At December 31, 2017, the members of the Board of Management held 333,670 stock options (2016: 476,200; 2015: 479,881) at a weighted average exercise price of EUR 18.99 (2016: EUR 19.47; 2015: EUR 19.52).

Philips Group
Stock options (holdings)
in number of shares
2017
	January 1, 2017	granted	exercised	expired	December 31, 2017	grant price (in euros)	share (closing) price on exercise date	expiry date
F.A. van Houten	20,400 [1] )	-	-	-	20,400	22.88	-	10.18.2020
	75,000	-	-	-	75,000	20.90	-	04.18.2021
	75,000	-	-	-	75,000	14.82	-	04.23.2022
	55,000	-	-	-	55,000	22.43	-	01.29.2023
A. Bhattacharya	16,500 [1] )	-	-	-	16,500	22.88	-	10.18.2020
	16,500 [1] )	-	-	-	16,500	20.90	-	04.18.2021
	20,000 [1] )	-	-	-	20,000	15.24	-	01.30.2022
	16,500 [1] )	-	-	-	16,500	14.82	-	04.23.2022
M.J. van Ginneken	5,250 [1] )	-	-	-	5,250	12.63	-	04.14.2019
	6,720 [1] )	-	-	-	6,720	24.90	-	04.19.2020
	8,400 [1] )	-	-	-	8,400	20.90	-	04.18.2021
	10,000 [1] )	-	-	-	10,000	15.24	-	01.30.2022
	8,400 [1] )	-	-	-	8,400	14.82	-	04.23.2022
Stock options (holdings)	333,670	-	-	-	333,670
1) Awarded before date of appointment as a member of the Board of Management

Under the Long-Term Incentive Plan operative until 2013, members of the Board of Management were granted restricted share rights. During 2015 the last release of these restricted share rights took place. However, if the shares from the restricted share rights release were kept for another 3 years, members of the Board of Management received so-called ‘premium shares’. As at December 31, 2017, awarded premium shares amounted to 1,334 for F.A. van Houten, 140 for A. Bhattacharya and 150 for M.J. van Ginneken (all to be released in 2018). The premium shares to A. Bhattacharya and M.J. van Ginneken result from restricted share rights grants awarded before date of appointment as a member of the Board of Management.

See Share-based compensation for further information on performance shares, stock options and restricted share rights as well 2017 Long-Term Incentive Plan.

The accumulated annual pension entitlements and the pension costs of individual members of the Board of Management are as follows (in EUR):

Philips Group
Accumulated annual pension entitlements and pension-related costs in EUR
2017
	age at December 31, 2017	accumulated annual pension as of December 31, 2017 [1] )	total pension related costs [2] )
F.A. van Houten	57	295,007	562,899
A. Bhattacharya	56	25,539	235,728
P.A.J. Nota	53	45,442	257,273
M.J. van Ginneken	44	37,359	32,009
Pension costs			1,087,909
1) Total of entitlements under Philips pension scheme, including - if applicable - transferred pension entitlements under pension scheme(s) of previous employer(s)
2) Cost related to period of board membership and include paid pension allowances as well as pension premium paid by employer to Collective Defined Contribution plan

When pension rights are granted to members of the Board of Management, necessary payments (if insured) and all necessary provisions are made in accordance with the applicable accounting principles. In 2017, no (additional) pension benefits were granted to former members of the Board of Management.

Remuneration of the Supervisory Board

The remuneration of the members of the Supervisory Board amounted to EUR 950,500 (2016: EUR 1,037,209; 2015: EUR 1,083,667). Former members received no remuneration.

At December 31, 2017 the members of the Supervisory Board held no stock options, performance shares or restricted shares.

The individual members of the Supervisory Board received, by virtue of the positions they held, the following remuneration (in EUR):

Philips Group
Remuneration of the Supervisory Board
in EUR
2015 - 2017
	membership	committees	other compensation [1] )	total
2017 [2] )
J.A. van der Veer	135,000	25,000	7,000	167,000
C. Poon	90,000	32,500	17,000	139,500
H. von Prondzynski	80,000	32,500	19,500	132,000
J.P. Tai	80,000	32,500	32,000	144,500
N. Dhawan	80,000	13,000	27,000	120,000
O. Gadiesh	80,000	13,000	19,500	112,500
D.E.I. Pyott	80,000	23,000	32,000	135,000
	625,000	171,500	154,000	950,500
2016 [2] )
J.A. van der Veer	135,000	26,667	7,000	168,667
C. Poon	90,000	32,500	22,000	144,500
C.J.A. van Lede (Jan.-May) [3] )	33,333	4,375	2,000	39,708
E. Kist (Jan.-May)	40,000	4,167	2,000	46,167
H. von Prondzynski	80,000	25,000	19,500	124,500
J.P. Tai	80,000	34,167	32,000	146,167
N. Dhawan	80,000	13,000	27,000	120,000
O. Gadiesh	80,000	13,000	19,500	112,500
D.E.I. Pyott	80,000	23,000	32,000	135,000
	698,333	175,876	163,000	1,037,209

2015 [2] )
J.A. van der Veer	135,000	31,667	7,000	173,667
C. Poon	90,000	17,500	15,000	122,500
C.J.A. van Lede	80,000	14,333	7,000	101,333
E. Kist	80,000	10,000	2,000	92,000
H. von Prondzynski	80,000	26,833	19,500	126,333
J.P. Tai	80,000	29,167	35,000	144,167
N. Dhawan	80,000	13,000	20,000	113,000
O. Gadiesh	80,000	13,000	17,000	110,000
D.E.I. Pyott (May-Dec.)	80,000	8,667	12,000	100,667
	785,000	164,167	134,500	1,083,667
1) The amounts mentioned under other compensation relate to the fee for intercontinental travel, inter-European travel (effective 2015) and the entitlement of EUR 2,000 under the Philips product arrangement
2)As of 2013, part of the remuneration of members of the Supervisory Board living in the Netherlands is subject to VAT. The amounts mentioned in this table are excluding VAT
3)After the separation of the Company, Mr. van Lede joined the Supervisory Board of Philips Lighting.

Supervisory Board members’ and Board of Management members’ interests in Philips shares

Members of the Supervisory Board and of the Executive Committee are prohibited from writing call and put options or similar derivatives of Philips securities.

Philips Group
Shares held by Board members [1] )
in number of shares
2017
	December 31, 2016	December 31, 2017
J. van der Veer	18,366	18,366
H. von Prondzynski	3,758	3,851
J.P. Tai	3,844	3,844
F.A. van Houten	189,824	233,119
A. Bhattacharya	42,913	53,974
M.J. van Ginneken	19,792	30,246
1)Reference date for board membership is December 31, 2017